General	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
NOTE 1 - GENERAL:

a.	Valens Semiconductor Ltd. (hereafter “Valens”, and together with its wholly owned subsidiaries, the “Company”), was incorporated in Israel in 2006.
Valens is a leading provider of semiconductor products (chips), operates in the Audio-Video and Automotive industries, renowned for its Physical Layer (PHY) technologies, enabling resilient high-speed connectivity over simple, low-cost
infrastructure. Valens is the inventor of the HDBaseT Technology, which enables the converged delivery of ultra-high-definition digital video and audio, Ethernet, control signals, USB and power through a single cable. In the audio-video space, Valens’ HDBaseT technology enables plug-and-play
digital connectivity between
ultra-HD
video sources and remote displays. In the automotive domain, Valens’ product offering includes both symmetric and asymmetric connectivity solutions for high bandwidth transmission of native interfaces over a single low-cost
wires and connectors. Valens’ advanced PHY technologies for the auto industry provides the safety and resilience required to handle the noisy automotive environment, addressing the needs of Advanced driver-assistance systems (ADAS), Automotive Data Solutions (ADS), infotainment, telematics and backbone connectivity.
As of September 30, 2021, the Company began trading on the New York Stock Exchange under the Symbol “VLN”; refer also to 1(d) below.

b.
On March 11, 2020, the World Health Organization designated the outbreak of a novel strain of coronavirus
(“COVID-19”)
as a global pandemic. Governments and businesses around the world have taken unprecedented actions to mitigate the spread of
COVID-19,
including imposing restrictions on movement and travel such as quarantines and shelter-in-place
requirements, and restricting or prohibiting outright some or all commercial and business activity. These measures, though currently temporary in nature, may become more severe and continue indefinitely depending on the evolution of the
COVID-19
pandemic. Although there are effective vaccines for
COVID-19
that have been approved for use, not all the Company’s employees are vaccinated and specifically not with the booster vaccination. In addition, new strains of the virus have appeared (primarily, and most recently the Omicron variant), which may complicate treatment and vaccination programs. Accordingly, concerns remain regarding additional surges of the pandemic or the expansion of the economic impact thereof, and the extent to which the
COVID-19
pandemic may impact the Company’s future results of operations and financial condition.

The Company has taken precautionary measures intended to help minimize the risk of the virus to its employees, including requiring some of the employees to work remotely and suspended all non-essential
travels.
The Company’s business and operations have been and could in the future be adversely affected by the global
COVID-19
pandemic. The
COVID-19
pandemic and efforts to control its spread have curtailed the movement of people, goods and services worldwide, including in the regions in which we and our customers and partners operate, and are significantly impacting economic activity and financial markets. During 2020 and 2021, the Company noticed a negative impact from
COVID-19
on some of its customers’ demand, particularly with respect to end users’ audio-video and multimedia products that are used in public areas and for public events. Yet, the Company did receive an increase in demand for its high-speed connectivity products driven by a need for products and infrastructure to support the world’s developed trends derived from
COVID-19
such as working from home, hybrid educational models and remote healthcare.
On the product supply side, as the shortage in the semiconductor industry increases, the Company continues to face the impact of extended lead times from its suppliers as well as cost increases for certain raw materials that are in short supply, which may impact the Company’s revenues and gross margins.

Overall, considering the changing nature and continuing uncertainty around the
COVID-19
pandemic, the Company’s ability to predict the impact of
COVID-19
on its business in future periods remains limited. The effects of the pandemic on the Company’s business is unlikely to be fully realized, or reflected in its financial results, until future periods.

c.	As of December 31, 2021, and 2020, the Company has wholly owned subsidiaries in the United States, Japan, China, and Germany primarily for the marketing of and support for the Company’s products.
In March 2010, the Company incorporated, together with Samsung Electronics, LG Electronics and Sony Pictures Technologies Inc., the HDBaseT Licensing LLC (the “LLC’) in Oregon, USA. The Company holds 25% of interest in the LLC. The LLC’s purposes are (i) to hold, obtain, license and/or acquire rights to certain intellectual property associated with or connected to or related to technical specifications developed by the HDBaseT Alliance, an Oregon nonprofit mutual benefit corporation (hereafter the “Alliance”), to enter into licensing arrangements for such intellectual property as required by the intellectual property rights policy of the Alliance; and (ii) to engage in any other lawful act or activity for which limited liability companies may be formed under the Act, and to do all things incidental to such purposes.

d.
On September 29, 2021 (the “Closing Date”), the Company consummated a merger transaction (referred to as the “Merger Agreement Closing”) pursuant to a merger agreement, dated May 25, 2021 (the “Merger Agreement”), by and among the Company, PTK Acquisition Corp., a Delaware corporation whose common stock and warrants were then traded on the New York Stock Exchange (“PTK” or “SPAC”) and Valens Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”).

As a result of the Merger Agreement Closing, and upon consummation of other transactions contemplated by the Merger Agreement Closing (the “Transactions”), PTK became a wholly owned subsidiary of the Company, and (a) each of the PTK Warrants (total of 18,160,000 warrants (composed of 11,500,000 Public Warrants (“Public Warrants”) and 6,660,000 Private Warrants as both further disclosed in Note 10(b) below) convertible into 9,080,ooo PTK common stock), automatically became a Company Warrant and all rights with respect to the PTK common stock underlying the PTK Warrants were automatically converted into rights with respect to Company Ordinary Shares and thereupon assumed by the Company, and (b) each PTK common stock issued and outstanding immediately prior to the Merger Agreement Closing was converted automatically into one Company Ordinary Share (for total of 5,867, 763 Ordinary Shares including the Ordinary Shares subject to forfeiture). The total proceeds received by the Company as part of the above Transactions totaled to $29.9 million.
In connection therewith, the Company issued to the PTK’s sponsor: (a) 2,875,000 Ordinary Shares; and (b) 6,660,000 warrants, each of which entitles the holder thereof to purchase one half (
1/2
) of a Company Ordinary Share (the “Private Warrants”, refer also to Note 10(b) below) ((a) and (b) together, the “Sponsor Equity”). The Sponsor Equity is subject to certain terms and conditions, as set forth in the Merger Agreement. 35% of the Valens Ordinary Shares that the PTK sponsor received in respect of its PTK common stock (i.e., 1,006,250 Ordinary Shares), are subject to forfeiture if certain price targets for the Valens Ordinary Shares are not achieved within a certain period of time after the Closing Date or if an M&A Transaction (as defined in the Merger Agreement), does not occur at a certain minimum price (the “Forfeiture Shares”). Such Forfeiture Shares are classified as a liability and presented at fair value, although they are considered outstanding shares and are entitled to voting rights and distributions. Please refer in addition to Note 2(y).
Concurrently with the execution of the Merger Agreement, Valens and certain accredited investors (the “PIPE Investors”), entered into a series of subscription agreements, providing for the purchase by the PIPE (Private Investment in Public Equity) Investors at the Closing Date of an aggregate of 12,500,000 Valens Ordinary Shares (“PIPE Shares”) at a price per share of $10.00, for gross proceeds to Valens of $125.0 million (collectively, the “PIPE Financing”).

Pursuant to the Merger Agreement Closing, and immediately prior to the consummation of the Merger and the PIPE Financing, the Company effected a recapitalization transaction whereby (i) all of the Company Preferred Shares were converted on a one-to-one
basis into the Company Ordinary Shares, (ii) each Company Ordinary Share that was issued and outstanding immediately prior to the Closing Date, was reverse split into a number of the Company Ordinary Shares, such that each Company Ordinary Share had an implied value of $10.00 per share at the Closing Date, after giving effect to a stock reverse split ratio of
0.662531-to-one
Ordinary Share (the “Reverse Stock Split”), ((i) and (ii) collectively the “Recapitalization”), (iii) the Company adopted amended and restated articles of association and (iv) any outstanding stock options of the Company issued and outstanding immediately prior to the Closing Date were adjusted to give effect to the foregoing transactions and remained outstanding and their exercise prices were adjusted accordingly. In addition, the Company eliminated the par value of its Ordinary Shares.
As a result, all Ordinary Shares, options exercisable for Ordinary Shares, exercise prices and income (loss) per share amounts have been adjusted on a retroactive basis, for all periods presented in these consolidated financial statements, to reflect such Reverse Stock Split. The number of Preferred Shares has not been retrospectively adjusted in these consolidated financial statements since the conversion to Ordinary Shares occurred simultaneously with the Reverse Stock Split. The conversion of the Redeemable Convertible Preferred Shares was reflected on the Closing Date. The total number of Preferred Shares converted into Ordinary Shares on September 29, 2021, was 67,242,640 after giving effect of the Reverse Stock Split.
The net proceeds received by the Company as part of the Merger Agreement Closing and the PIPE Financing totaled to $131.6 million; underwriting fees and issuance costs (which consist of certain legal, accounting and other costs) amounted to $23.4 million, out of which an amount of $20.8 million was recorded as a reduction to Shareholders’ Equity, and an amount of $2.6 million was recorded within Statements of Operations ($2.1 million in the General and administrative expenses and $0.5 million was recorded in the Financial income, net).
In addition, and as part of the Merger Agreement Closing and the PIPE Financing, i) the Company booked within the General and Administrative expenses an amount of approximately $3.4 million, due to options vesting acceleration resulted from the Merger Agreement Closing (refer also to note 11); and ii) the Company recorded the Forfeiture Shares liability of $4.5 million against the Additional Paid In Capital (refer also to note 2(y)).